ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Jun. 30, 2015 USD ($)
Payables and Accruals [Abstract]
Guarantee deposit from customers	$ 16,357
Salary payable	13,414
Others	756
Total	$ 30,527